LOANS PAYABLE - SBA - EIDL LOAN - Schedule of Future minimum principal repayments (Details) - EIDL - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
2022	$ 8,316	$ 1,460
2023	14,551	14,062
2024	15,106	14,826
2025	15,682	15,391
2026	16,280	15,979
Thereafter	730,065	738,282
Total	$ 800,000	$ 800,000